Investments in Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 affiliates	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Number of non-consolidated affiliates	6
Investments in affiliates	$ 98	$ 87
Investment Income, Dividend	0	21	63
Equity Method Investment, Impairment	$ 0	$ 0	$ 0
Delphi-TVS Diesel Systems Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage	50.00%
Promotora de Partes Electricas Automotrices [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage	40.00%